Fees Summary	Feb. 27, 2025 shares
Fees Summary [Line Items]
Narrative Disclosure	* Calculated in accordance with Rule 457(c), based on the average of the high and low prices reported on the consolidated reporting system on February 25, 2025.
Narrative - Max Aggregate Offering Amount	6,706,500
Final Prospectus	true